EVENTS AFTER THE REPORTING PERIOD - Make-whole call (Details) - 1 months ended Jun. 30, 2024 $ in Millions, ₽ in Billions	USD ($)	RUB (₽)
VEON Holdings B.V. | September 2025 and September 2026 notes | Early redemption of notes
Disclosure of non-adjusting events after reporting period
Debt repayment	$ 53	₽ 5